INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Combined summarized statements of operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Rent	$ 4,549,001	$ 14,035,217
Interest and other	141,793	237,583
Operating Partnerships Revenues	4,690,794	14,272,800
Expenses
Interest	476,374	1,413,678
Depreciation and amortization	1,307,863	3,379,480
Taxes and insurance	638,841	1,833,431
Repairs and maintenance	809,361	2,339,154
Operating expenses	1,952,740	4,993,486
Other expenses	21,222	511,465
Operating Partnerships Total Expenses	5,206,401	14,470,694
NET INCOME (LOSS)	(515,607)	(197,894)
Net Income (loss) allocated to BF Garden Tax Credit Fund V L.P.	(514,849)	(776,438)
Net income (loss) allocated to other partners	(758)	578,544
Series 47
Revenue
Rent	0	2,949,913
Interest and other	0	33,376
Operating Partnerships Revenues	0	2,983,289
Expenses
Interest	0	252,798
Depreciation and amortization	0	632,004
Taxes and insurance	0	380,908
Repairs and maintenance	0	531,343
Operating expenses	0	973,241
Other expenses	0	151,198
Operating Partnerships Total Expenses	0	2,921,492
NET INCOME (LOSS)	0	61,797
Net Income (loss) allocated to BF Garden Tax Credit Fund V L.P.	0	(157,102)
Net income (loss) allocated to other partners	0	218,899
Series 48
Revenue
Rent	267,321	2,227,118
Interest and other	6,614	33,683
Operating Partnerships Revenues	273,935	2,260,801
Expenses
Interest	35,019	114,649
Depreciation and amortization	56,085	432,744
Taxes and insurance	51,411	250,778
Repairs and maintenance	88,458	417,052
Operating expenses	122,101	721,953
Other expenses	2,200	129,058
Operating Partnerships Total Expenses	355,274	2,066,234
NET INCOME (LOSS)	(81,339)	194,567
Net Income (loss) allocated to BF Garden Tax Credit Fund V L.P.	(81,331)	(29,526)
Net income (loss) allocated to other partners	(8)	224,093
Series 49
Revenue
Rent	4,281,680	8,858,186
Interest and other	135,179	170,524
Operating Partnerships Revenues	4,416,859	9,028,710
Expenses
Interest	441,355	1,046,231
Depreciation and amortization	1,251,778	2,314,732
Taxes and insurance	587,430	1,201,745
Repairs and maintenance	720,903	1,390,759
Operating expenses	1,830,639	3,298,292
Other expenses	19,022	231,209
Operating Partnerships Total Expenses	4,851,127	9,482,968
NET INCOME (LOSS)	(434,268)	(454,258)
Net Income (loss) allocated to BF Garden Tax Credit Fund V L.P.	(433,518)	(589,810)
Net income (loss) allocated to other partners	$ (750)	$ 135,552